SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation
Share-based compensation	$ 2,228,431	$ 2,142,445	$ 2,206,480
Cost of revenues
Share-based compensation
Share-based compensation	294,132	289,921	255,315
Product development expenses
Share-based compensation
Share-based compensation	448,179	360,852	498,500
Sales and marketing expenses
Share-based compensation
Share-based compensation	16,394	31,938	68,978
General and administrative expenses
Share-based compensation
Share-based compensation	$ 1,469,726	$ 1,459,734	$ 1,383,687